Additional analysis of debt securities - Movements in unrealised gains and losses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Available-for-sale securities
Gains recycled to income statement on transfer of debt securities to Athene	$ (2,817)
Unrealised gains (losses) arising in the period	2,540	$ 3,386
US insurance operations | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	37,597		$ 57,091
US insurance operations | Debt securities | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	34,378		53,595
US insurance operations | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,219		3,496
Gains recycled to income statement on transfer of debt securities to Athene	(2,817)
Unrealised gains (losses) arising in the period	2,540
US insurance operations | Debt securities | Assets fair valued at below book value
Available-for-sale securities
Financial assets classified as available-for-sale	2,079		3,094
US insurance operations | Debt securities | Assets fair valued at below book value | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	2,188		3,121
US insurance operations | Debt securities | Assets fair valued at below book value | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(109)		(27)
Unrealised gains (losses) arising in the period	(82)
US insurance operations | Debt securities | Assets fair valued at or above book value
Available-for-sale securities
Financial assets classified as available-for-sale	35,518		53,997
US insurance operations | Debt securities | Assets fair valued at or above book value | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	32,190		50,474
US insurance operations | Debt securities | Assets fair valued at or above book value | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,328		$ 3,523
Gains recycled to income statement on transfer of debt securities to Athene	(2,817)
Unrealised gains (losses) arising in the period	$ 2,622